THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2006.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2006

                Check here if Amendment [X]; Amendment Number: 2

                        This Amendment (Check only one):
                              [ ] is a restatement
                              [X] adds new holdings
                                    entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler
-------------------
(Signature)

New York, New York
-------------------
(City, State)

November 21, 2006
-------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $31,749 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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                                                                FORM 13F        AMENDMENT NO. 2
                                                                                                          (SEC USE ONLY)
FILING FOR QTR ENDED: 3/31/06           Name of Reporting Manager:  Sandell Asset Management

                                                                                                                    Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:     Item 5:      Item 6:    Item 7: Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market  Shares or    Investment  Mana-   (a)       (b)     (c)
                                                   Number       Value     Principal    Discretion  gers    Sole     Shared   None
                                                              (X$1000)      Amount                 See
                                                                                                   Instr.
                                                                                                    V
FALCONBRIDGE LTD NEW 2005          COM            306104-10-0  20,648       590,239 SH   SOLE                590,239   -      -
TRANSMONTAIGNE INC                 COM            893934-10-9  11,101     1,131,600 SH   SOLE              1,131,600   -      -


                                               Value Total     $31,749

                                               Entry Total:         2


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